LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 10: — LEASES

a.	Information on leases:

The Group has lease agreements that include leases of buildings, offices or cars that are used to maintain the Group’s ongoing operations. The weighted average lease term as of December 31, 2025 and 2024 is 4.7 and 1.4 years, respectively. Some of these lease agreements include extension options.

	December 31,
	2025	2024	2023

Interest expense on lease liabilities	$130	$83	$35
Total cash outflow for leases	$834	$712	$584

The Group has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Group’s business needs.

The Company exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

b.	Disclosures in respect of right-of-use assets:

December 31, 2025

	Offices	Cars	Total
Cost:
Balance at January 1, 2025	$3,901	$69	$3,970
Addition	1,098	—	1,098
Modification	818	—	818
Termination	(794)	(30)	(824)
Revaluation recognized in OCI	31	6	37
Balance at December 31, 2025	5,054	45	5,099
Accumulated depreciation:
Balance at January 1, 2025	2,765	14	2,779
Depreciation	716	33	749
Termination	(745)	(13)	(758)
Revaluation recognized in OCI	12	2	14
Balance at December 31, 2025	2,748	36	2,784
Depreciated cost at December 31, 2025	$2,306	$9	$2,315

NOTE 10: — LEASES (Cont.)

December 31, 2024

	Offices	Cars	Total
Cost:
Balance at January 1, 2024	$3,648	$—	$3,648
Initially consolidated subsidiary	246	104	350
Modification	32	—	32
Termination	—	(31)	(31)
Revaluation recognized in OCI	(13)	(4)	(17)
Other	(12)	—	(12)
Balance at December 31, 2024	3,901	69	3,970
Accumulated depreciation:
Balance at January 1, 2024	2,071	—	2,071
Depreciation	697	16	713
Termination	—	(1)	(1)
Revaluation recognized in OCI	(3)	(1)	(4)
Balance at December 31, 2024	2,765	14	2,779
Depreciated cost at December 31, 2024	$1,136	$55	$1,191

The discount rates used at inception of new leases are based on the estimated rate of the Group’s incremental borrowing in each lease, depending on the amount of the lease, its average life and the quality of the leased property. The discount rates range between 2.6% and 14.8%.

c.	For an analysis of maturity dates of lease liabilities, see Note 6.